SHARE-BASED COMPENSATION Allocated Share-based compensation expense (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 73	$ 66	$ 71
Weighted per share average grant date fair value of options granted (per share)	$ 12.48	$ 9.81	$ 5.77
Incremental expense for the acceleration of share-based compensation related to the announced workforce reduction plan		2	5
Time period which employees have to exercise options related to the workforce reduction before such options are cancelled (in months)	three months
Expense reversal for the cancellation of non-vested awards related to the separation of a senior executive		3
Cost of Products and Services [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	16	14	14
Research and Development [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	10	10	11
Selling, General, and Administrative [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 47	$ 42	$ 46